Prepayment and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayment and Other Assets [Abstract]
Schedule of Prepayments, Other Current Assets and Non-Current Assets

The prepayments, other current assets and non-current assets, consisted of the following:

	As of
	December 31,	June 30,
	2025	2026
		(Unaudited)
Current:
Advances for acquisition(a)	$-	$20,000,000
Prepayment(b)	682,372	883,567
Others	122,898	266,804
Prepayments and other current assets	$805,270	$21,150,371

Non-current:
Prepayment(b)	600,000	$23,529
Non-current assets	600,000	$23,529

(a)	Advances for acquisition represent deposits of US$20,000,000 paid to a third party in connection with the Company’s potential acquisition of equity interests in companies engaged in Medical Technology in Mainland China. As of the date of these unaudited interim condensed consolidated financial statements, no definitive agreement has been entered into, and the potential acquisitions remain subject to due diligence and negotiation. The deposits are fully refundable and the counterparties are not related parties of the Company. The Company assessed the recoverability of the deposits as of June 30, 2026 and concluded that no allowance was necessary.

(b)	Prepayments primarily represent advance payment for exploration of a new platform to meet customers’ requirements.